Right of use assets and lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right of use assets and lease liabilities
Future cash outflows extension options amount	€ 4,400
Right-of-use assets at January 1	3,496
Depreciation charge	(1,200)	€ (1,000)
Right-of-use assets at December 31	1,293	3,496
Amortization
Right of use assets and lease liabilities
Right-of-use assets at January 1	(3,089)	(2,199)
Disposal	307	173
Depreciation charge	(1,209)	(1,042)
Lease modification	2,180	58
Exchange difference	51	(79)
Right-of-use assets at December 31	(1,760)	(3,089)
Gross value
Right of use assets and lease liabilities
Right-of-use assets at January 1	6,585	5,987
Additions	90	658
Disposal	(320)	(173)
Lease modification	(3,210)	(28)
Exchange difference	(92)	141
Right-of-use assets at December 31	3,053	6,585
Buildings [Member]
Right of use assets and lease liabilities
Right-of-use assets at January 1	2,666
Right-of-use assets at December 31	€ 768	2,666
Buildings [Member] | Minimum
Right of use assets and lease liabilities
Lease term	1 year
Buildings [Member] | Maximum
Right of use assets and lease liabilities
Lease term	9 years
Buildings [Member] | Amortization
Right of use assets and lease liabilities
Right-of-use assets at January 1	€ (2,392)	(1,661)
Disposal	39
Depreciation charge	(809)	(674)
Lease modification	2,180	22
Exchange difference	50	(79)
Right-of-use assets at December 31	(932)	(2,392)
Buildings [Member] | Gross value
Right of use assets and lease liabilities
Right-of-use assets at January 1	5,058	4,604
Additions		326
Disposal	(52)
Lease modification	(3,219)	(11)
Exchange difference	(87)	139
Right-of-use assets at December 31	1,700	5,058
Vehicles [Member]
Right of use assets and lease liabilities
Right-of-use assets at January 1	830
Right-of-use assets at December 31	€ 525	830
Vehicles [Member] | Minimum
Right of use assets and lease liabilities
Lease term	3 years
Vehicles [Member] | Maximum
Right of use assets and lease liabilities
Lease term	5 years
Vehicles [Member] | Amortization
Right of use assets and lease liabilities
Right-of-use assets at January 1	€ (697)	(538)
Disposal	268	173
Depreciation charge	(400)	(368)
Lease modification		36
Exchange difference	1
Right-of-use assets at December 31	(828)	(697)
Vehicles [Member] | Gross value
Right of use assets and lease liabilities
Right-of-use assets at January 1	1,527	1,383
Additions	90	332
Disposal	(268)	(173)
Lease modification	9	(17)
Exchange difference	(5)	2
Right-of-use assets at December 31	€ 1,353	€ 1,527